Employee separation charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Separation Activity
Liability balance at beginning of period	$ 90	$ 22	$ 49
Increase in liability (separation charges)	94	112	33
Reduction in liability (payments and other adjustments)	(155)	(44)	(60)
Liability balance at end of period	$ 29	$ 90	$ 22